13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                   FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment:                        [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       WestEnd Advisors, Inc.
Address:    4064 Colony Road
            Suite 130
            Charlotte, NC  28211

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Robert L. Pharr
Title:       Managing Partner
Phone:       704-556-9300

Signature                           City     State     and Date of Signing:
Robert L. Pharr                         Charlotte NC              __/__/__
------------------------------      -----------------------    ---------------
Signature                           City     State                 Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE Report Summary:
Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    ___

Form 13F Information Table Value Total: $242,205,607.31

List of Other Included Managers:  NONE


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                                                                  13F Holdings Report
                                                                  As of Date:  12/31/05

                                                                                              INVESTMENT               VOTING
 ISSUER                         TITLE OF       CUSIP           MKT         SHARES/            DISCRETION     OTHER    AUTHORITY
  NAME                            CLASS        NUMBER          VAL        PRINC AMT       SOLE(A)   SHARED   MNGRS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AT&T Inc.                      COMMON STOCK   00206R102   11,587,924.98   293,886.00    293,886.00      - ALL     293,886.00  0   0
Abercrombie & Fitch            COMMON STOCK   002896207       23,460.80       310.00        310.00      - ALL         310.00  0   0
American Tower Corp.           COMMON STOCK   029912201   10,499,323.05   269,559.00    269,559.00      - ALL     269,559.00  0   0
Autodesk, Inc.                 COMMON STOCK   052769106    9,421,582.40   250,574.00    250,574.00      - ALL     250,574.00  0   0
Best Buy, Inc.                 COMMON STOCK   086516101   10,228,132.28   209,937.03    209,937.03      - ALL     209,937.03  0   0
Caterpillar, Inc.              COMMON STOCK   149123101       25,471.40       380.00        380.00      - ALL         380.00  0   0
Cisco Systems, Inc.            COMMON STOCK   17275R102    9,631,830.75   377,275.00    377,275.00      - ALL     377,275.00  0   0
Comcast Cl. A SPCL             COMMON STOCK   20030n200        1,935.72        76.00         76.00      - ALL          76.00  0   0
Consumer Discretionary SPDR    COMMON STOCK   81369y407    3,108,512.80    81,738.44     81,738.44      - ALL      81,738.44  0   0
Dow Chemical Co.               COMMON STOCK   260543103       16,096.86       351.00        351.00      - ALL         351.00  0   0
DuPont & Co.                   COMMON STOCK   263534109       19,277.70       390.00        390.00      - ALL         390.00  0   0
Family Dollar Stores, Inc.     COMMON STOCK   307000109      144,841.80     4,890.00      4,890.00      - ALL       4,890.00  0   0
General Electric Co.           COMMON STOCK   369604103    9,969,601.76   281,945.75    281,945.75      - ALL     281,945.75  0   0
Honeywell Int'l. Inc.          COMMON STOCK   438516106   10,544,554.81   228,930.85    228,930.85      - ALL     228,930.85  0   0
Industrial Select Sector SPDR  COMMON STOCK   81369y704    1,801,824.02    50,684.22     50,684.22      - ALL      50,684.22  0   0
Ingersoll Rand Co.             COMMON STOCK   g4776g101       21,338.04       492.00        492.00      - ALL         492.00  0   0
Intel Corp.                    COMMON STOCK   458140100    9,621,012.64   502,928.00    502,928.00      - ALL     502,928.00  0   0
Ishares Dow Jones US
  Technology Sector            COMMON STOCK   464287721    3,125,819.35    57,939.19     57,939.19      - ALL      57,939.19  0   0
Ishares Dow Jones US
  Telecom Sector               COMMON STOCK   464287713      924,449.72    29,705.97     29,705.97      - ALL      29,705.97  0   0
Ishares Tr. Lehman US Agg.
  Bond Fund                    COMMON STOCK   464287226    2,503,642.29    24,971.50     24,971.50      - ALL      24,971.50  0   0
Lowes Cos. Inc.                COMMON STOCK   548661107   10,122,124.66   321,439.33    321,439.33      - ALL     321,439.33  0   0
Marriot Int'l Inc.             COMMON STOCK   571903202   10,842,786.33   221,462.14    221,462.14      - ALL     221,462.14  0   0
Motorola, Inc.                 COMMON STOCK   620076109        9,153.06       518.00        518.00      - ALL         518.00  0   0
Nordstrom, Inc.                COMMON STOCK   655664100   10,424,929.24   196,919.71    196,919.71      - ALL     196,919.71  0   0
Oracle Corp.                   COMMON STOCK   68389X105   10,794,892.08   595,416.00    595,416.00      - ALL     595,416.00  0   0
Qualcomm Inc.                  COMMON STOCK   747525103   11,395,468.97   267,123.04    267,123.04      - ALL     267,123.04  0   0
Research In Motion Ltd.        COMMON STOCK   760975102   10,473,970.38    76,738.00     76,738.00      - ALL      76,738.00  0   0
S&P Mid Cap 400 Dep
  Rcpts Spdrs                  COMMON STOCK   595635103    2,847,333.97    18,421.00     18,421.00      - ALL      18,421.00  0   0
Southwest Airlines             COMMON STOCK   844741108    9,871,685.97   671,543.26    671,543.26      - ALL     671,543.26  0   0
Target Corp.                   COMMON STOCK   87612E106   10,514,940.15   177,437.40    177,437.40      - ALL     177,437.40  0   0
Texas Intruments Inc.          COMMON STOCK   882508104   10,593,032.80   351,928.00    351,928.00      - ALL     351,928.00  0   0
United Technologies            COMMON STOCK   913017109   10,527,199.72   161,956.92    161,956.92      - ALL     161,956.92  0   0
Walgreen Co.                   COMMON STOCK   931422109   10,442,085.94   227,546.00    227,546.00      - ALL     227,546.00  0   0
Walt Disney Co.                COMMON STOCK   254687106   10,354,615.92   300,744.00    300,744.00      - ALL     300,744.00  0   0
iPath Dow Jones-AIG
  Commodity Index              COMMON STOCK   06738c778    2,937,243.54    57,797.00     57,797.00      - ALL      57,797.00  0   0
iShares MSCI EAFE Index        COMMON STOCK   464287465   10,569,270.26   138,595.20    138,595.20      - ALL     138,595.20  0   0
iShares MSCI Emerg Mkts Index  COMMON STOCK   464287234    2,858,260.98    24,534.43     24,534.43      - ALL      24,534.43  0   0
iShares Russell 2000 Index     COMMON STOCK   464287655    2,810,452.93    35,347.16     35,347.16      - ALL      35,347.16  0   0
streetTRACKS Total Market ETF  COMMON STOCK   86330E885      595,527.24     5,802.10      5,802.10      - ALL       5,802.10  0   0
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